Note 14 - Warrants (Details) - $ / shares	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Class of Warrant or Right [Line Items]
Number Outstanding	26,533,624	714,045
Shares Issuable Upon Exercise	26,394,885
June 2016 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 19.30
Number Outstanding	277,478	277,872
Expiry	Jun. 02, 2021
Shares Issuable Upon Exercise	138,739
October 2017 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 12.50
Number Outstanding	181,818	181,818
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	181,818
October 2017 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 13.750
Number Outstanding	18,181
Expiry	Oct. 13, 2020
Shares Issuable Upon Exercise	18,181
March 2018 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 6.00
Expiry	Mar. 16, 2021
Shares Issuable Upon Exercise	291,666
March 2018 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 6.00
Number Outstanding	150,000
Expiry	Mar. 21, 2021
Shares Issuable Upon Exercise	150,000
March 2018 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 7.50
Number Outstanding	29,166
Expiry	Mar. 16, 2021
Shares Issuable Upon Exercise	29,166
March 2018 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 7.50
Number Outstanding	15,000
Expiry	Mar. 21, 2021
Shares Issuable Upon Exercise	15,000
2018 Firm Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 0.75
Number Outstanding	20,000,000
Expiry	Oct. 16, 2023
Shares Issuable Upon Exercise	20,000,000
2018 Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 0.01
Number Outstanding	4,410,001	0
Expiry	Oct. 16, 2023
Shares Issuable Upon Exercise	4,410,001
October 2018 Placement Agent Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price (in Dollars per share)	$ 0.9375
Number Outstanding	1,160,314	0
Expiry	Oct. 16, 2023
Shares Issuable Upon Exercise	1,160,314